Fair Value Measurement - Summary of Assets And Liabilities Measured at Fair Value on Recurring Basis (Detail) - Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability		$ 3,254	$ 1,100
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability		3,254	1,100
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-money market fund	$ 123,072	21,524	16,914
Money Market Funds | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-money market fund	$ 123,072	$ 21,524	$ 16,914